Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Supplemental Disclosure of Cash Flow Information:
Interest paid, net of capitalized interest	$ 50,284	$ 39,827
Cash paid for operating leases	7,609	7,942
Supplemental Disclosure of Noncash Investing and Financing Activities:
Accrued capital expenditures	6,244	13,065
Dividend distributions declared, but not paid	75,765	71,302
Redemption of non-controlling interest	2,065	546
ROU assets obtained in exchange for lease obligations	$ 705	$ 7,683